TRADE AND OTHER RECEIVABLES, NET (Tables)	12 Months Ended
Mar. 31, 2021
TRADE AND OTHER RECEIVABLES, NET
Schedule of the components of trade and other receivables

	As at	As at
	March 31, 2021	March 31, 2020
Trade account receivables, net	$177,244	$241,969
Accrued gas receivable	833	7,224
Unbilled revenue, net	103,986	121,993
Other	46,132	32,721
	$328,195	$403,907

Schedule of aging of the trade accounts receivable

	As at March 31, 2021	As at March 31, 2020

Current	$58,737	$83,431
1–30 days	19,415	26,678
31–60 days	3,794	6,513
61–90 days	2,144	5,505
Over 90 days	10,446	35,252
	$94,536	$157,379

Schedule of changes in the allowance for doubtful accounts

	As at	As at
	March 31, 2021	March 31, 2020

Balance, beginning of year	$45,832	$182,365
Provision for doubtful accounts	34,260	80,050
Bad debts written off	(61,869)	(138,514)
Foreign exchange	5,140	3,124
Assets classified as held for sale/sold	—	(81,193)
Balance, end of year	$23,363	$45,832